Stock-Based Compensation RSAs and RSUs (Details) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Oct. 01, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Oct. 31, 2011 Predecessor [Member]	Dec. 31, 2008 Predecessor [Member]	Oct. 01, 2010 Predecessor [Member] Restricted Stock [Member]	Dec. 31, 2009 Predecessor [Member] Restricted Stock [Member]	Oct. 01, 2010 Predecessor [Member] Restricted Stock Units (RSUs) [Member]	Dec. 31, 2009 Predecessor [Member] Restricted Stock Units (RSUs) [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Successor [Member] 2010 Incentive Plan [Member] Restricted Stock [Member]	Dec. 31, 2011 Successor [Member] 2010 Incentive Plan [Member] Restricted Stock [Member]	Dec. 31, 2010 Successor [Member] 2010 Incentive Plan [Member] Restricted Stock Units (RSUs) [Member]	Dec. 31, 2011 Successor [Member] 2010 Incentive Plan [Member] Restricted Stock Units (RSUs) [Member]	Dec. 31, 2011 Accrued employee liabilities [Member] Successor [Member] Restricted Stock Units (RSUs) [Member]	Dec. 31, 2011 Employee benefits [Member] Successor [Member] Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs recorded liability															$ 4	$ 5
Unrecognized compensation expense												21		3
Weighted average remaining vesting period												1.75		1.35
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Non-vested at beginning of period					934,000	1,180,000	2,111,000	4,146,000				1,035,000		357,000
Granted											1,246,000		421,000	1,000
Vested					(15,000)	(42,000)	(5,000)	(1,678,000)			(211,000)	(345,000)	(64,000)	(93,000)
Forfeited					(919,000)	(204,000)	(2,106,000)	(357,000)				(34,000)		(8,000)
Non-vested at end of period						934,000		2,111,000			1,035,000	656,000	357,000	257,000
Weighted average grant date fair value		$ 3.80		$ 4.60					$ 57.93	$ 57.92
Awards granted weighted average grant date fair value									$ 57.93	$ 49.83	$ 57.93		$ 57.93	$ 49.83
Vested Weighted Average Grant Date Fair Value	$ 7.05	$ 6.08							$ 57.93	$ 57.93
Forfeited Weighted Average Grant Date Fair Value		$ 4.49	$ 3.39							$ 57.93
Share-based compensation expense											20	31	9	7
Cash payments														$ 4